BATTERY MATERIAL PLANT PROJECT EXPENSES (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Entity Information [Line Items]
Wages and benefits	$ 974	$ 428	$ 2,563	$ 1,417
Engineering	32	890	1,834	3,110
Professional fees	3	38	130	370
Materials, consumables, and supplies	401	510	880	1,152
Subcontracting	493	341	1,134	1,114
Depreciation and amortization			828	900
Grants		(164)	(36)	(164)
Battery Material Plant project expenses	2,130	1,865	7,137	6,995
Battery Material [Member]
Entity Information [Line Items]
Wages and benefits	191	139	503	437
Engineering	1,069	549	1,627	1,870
Professional fees	255	441	677	637
Materials, consumables, and supplies	117	26	418	33
Subcontracting	52	71	141	305
Depreciation and amortization	42		127
Other	7	(20)	23	38
Grants	(719)	(394)	(1,311)	(1,264)
Battery Material Plant project expenses	$ 1,014	$ 812	$ 2,205	$ 2,056